Consolidated Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Sep. 30, 2015	Sep. 30, 2014
Income Statement [Abstract]
Net revenues	$ 46,327		$ 32,000
Cost of sales
Gross profit	$ 46,327		$ 32,000
Operating expenses:
Research and development
General and administrative
General and administrative	$ 277,293	$ 112,613	$ 1,243,666	$ 818,588
Total operating expenses	277,293	112,613	1,243,666	818,588
Loss from operations	$ (230,966)	$ (112,613)	$ (1,211,666)	$ (818,588)
Other income (expense):
Interest income
Interest expense	$ (157,274)	$ (16,955)	$ (389,425)	$ (925,248)
Other income
Change in fair value of derivative liabilities	$ (15,225)		$ 247,098	$ 92,382
Total other expense, net	(172,499)	$ (16,955)	(142,327)	(832,866)
Loss before provision for income taxes	$ (403,465)	$ (129,568)	$ (1,353,993)	$ (1,651,454)
Provision for income taxes
Net loss from operations	$ (403,465)	$ (129,568)	$ (1,353,993)	$ (1,651,454)
Less: Loss attributable to non-controlling interest	4,546		63,381	16,220
Net loss attributable to Holding Company	$ (398,919)	$ (129,568)	$ (1,290,613)	$ (1,635,234)
Basic and diluted loss per common share	$ (0.01)	$ 0	$ (0.04)	$ (0.05)
Weighted average common shares outstanding basic and diluted	36,026,011	36,026,011	36,026,011	36,026,011